FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Of Financial Assets And Liabilities
Schedule of financial assets and liabilities

Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2018 and 2017:

	As of December 31,
	2018		2017
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investment	-	-	485,736	485,736
Loans and account receivable from customers and interbank loans, net	-	-	26,934,757	28,518,929
Available for sale investment	-	-	2,574,546	2,574,546
Financial derivative contracts	3,100,635	3,100,635	2,238,647	2,238,647
Financial assets held for trading	77,041	77,041	-	-
Loans and accounts receivable at amortised cost, net	29,331,001	30,575,611	-	-
Loans and accounts receivable at fvoci, net	68,588	68,588	-	-
Debt instrument at FVOCI	2,394,323	2,394,323	-	-
Guarantee deposits (margin accounts)	170,232	170,232	323,767	323,767

Liabilities
Deposits and interbank borrowings	23,597,863	23,770,106	21,380,468	20,887,959
Financial derivative contracts	2,517,728	2,517,728	2,139,488	2,139,488
Issued debt instruments and other financial liabilities	8,330,633	8,605,135	7,335,683	7,487,591
Guarantees received (margin accounts)	371,512	371,512	408,313	408,313

Schedule of assets and liabilities on recurrent basis

The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2018	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Financial assets held for trading	77,041	71,158	5,883	-
Debt instruments at FVOCI	2,394,323	2,368,768	24,920	635
Derivatives	3,100,635	-	3,089,077	11,558
Guarantee deposits (margin accounts)	170,232	-	170,232	-
Total	5,742,231	2,439,926	3,290,112	12,193

Liabilities
Derivatives	2,517,728	-	2,516,933	795
Guarantees received (margin accounts)	371,512	-	371,512	-
Total	2,889,240	-	2,888,445	795

	Fair value measurement
As of December 31,	2017	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investments	485,736	481,642	4,094	-
Available for sale investments	2,574,546	2,549,226	24,674	646
Derivatives	2,238,647	-	2,216,306	22,341
Guarantee deposits (margin accounts)	323,767	323,767	-	-
Total	5,622,696	3,354,635	2,245,074	22,987

Liabilities
Derivatives	2,139,488	-	2,139,481	7
Guarantees received (margin accounts)	408,313	408,313	-	-
Total	2,547,801	408,313	2,139,481	7

Schedule of assets or liabilities which are not measured at fair value

The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2018	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortised cost, net	30,575,611	-	-	30,575,611
Total	30,575,611	-	-	30,575,611
Liabilities
Deposits and interbank borrowings	23,770,106	-	23,770,106	-
Issued debt instruments and other financial liabilities	8,605,135	-	8,605,135	-
Total	32,375,241	-	32,375,241	-

	Fair value measurement
As of December 31,	2017	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Loans and accounts receivable from customers and interbank loans, net	28,518,929	-	-	28,518,929
Total	28,518,929	-	-	28,518,929
Liabilities
Deposits and interbank borrowings	20,887,959	-	20,887,959	-
Issued debt instruments and other financial liabilities	7,487,591	-	7,487,591	-
Total	28,375,550	-	28,375,550	-

Schedule of financial instruments classified as Level 3

The table below shows the effect, at December 31, 2018 and 2017, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation, This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2018
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(2.3)	2.3
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-

As of December 31, 2017
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(1.3)	1.3
Available for sale investments	Internal rate of return method	BR UF (2)	-	-

(1)	TAB: “Tasa Activa Bancaria” (Active Bank Rate), Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(2)	BR: “Bonos de Reconocimiento” (Recognition Bonds), The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)

The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2018 and 2017:

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2018	22,987	7

Total realized and unrealized profits (losses)
Included in statements of income	(10,769)	(802)
Included in other comprehensive income	25	-
Purchases, issuances, and loans (net)	-	-

As of December 31, 2018	12,193	-

Total profits or losses included in comprehensive income for 2018 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2017	(10,794)	(802)

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2017	40,034	43

Total realized and unrealized profits (losses)
Included in statements of income	(17,035)	(36)
Included in other comprehensive income	(12)	-
Purchases, issuances, and loans (net)	-	-

As of December 31, 2017	22,987	7

Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	(17,047)	(36)

Schedule of financial instruments subject to compensation

The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2018 and 2017:

	As of December 2018
	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	1,947,726	-	1,947,726	1,152,909	3,100,635
Investments under resale agreements	-	-	-	-	-
Loans and accounts receivable at amortised cost, net	-	-	-	29,331,539	29,331,539
Total	1,947,726	-	1,947,726	30,484,448	32,432,174
Liabilities
Financial derivative contracts	1,735,555	-	1,735,555	782,173	2,517,728
Investments under resale agreements	48,545	-	48,545	-	48,545
Deposits and interbank borrowings	-	-	-	23,597,862	23,597,862
Total	1,784,100	-	1,784,100	24,380,035	26,164,135
	As of December 2017

	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	2,029,657	-	2,029,657	208,990	2,238,647
Obligations under repurchase agreements	-	-	-	-	-
Loans and accounts receivable from customers, and Interbank loans, net	-	-	-	26,934,757	26,934,757
Total	2,029,657	-	2,029,657	27,143,747	29,173,404
Liabilities
Financial derivative contracts	1,927,654	-	1,927,654	211,834	2,139,488
Investments under resale agreements	268,061	-	268,061	-	268,061
Deposits and interbank borrowings	-	-	-	21,380,467	21,380,467
Total	2,195,715	-	2,195,715	21,592,301	23,788,016

Schedule of credit exposure in its financial derivative operations

The Bank, in order to reduce its credit exposure in its financial derivative operations, has entered into collateral contracts with its counterparties, in which it establishes the terms and conditions under which they operate, In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts,

	As of December 31, 2018		As of December 31, 2017
Financial derivative contracts	Assets	Liability	Assets	Liability
	MM$	MM$	MM$	MM$

Financial derivative contracts with collateral agreement threshold equal to zero	2,639,835	2,133,149	1,898,220	1,773,471

Financial derivative contracts with non-zero threshold collateral agreement	344,520	262,683	221,030	316,840

Financial derivative contracts without collateral agreement	116,280	121,896	119,397	49,177
Total	3,100,635	2,517,728	2,238,647	2,139,488